Schedule of service revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Service revenue	$ 960,000	$ 529,665	$ 325,370
YMA DG [member]
IfrsStatementLineItems [Line Items]
Total Service revenue	960,000	529,665	280,231
Forwell [member]
IfrsStatementLineItems [Line Items]
Total Service revenue			$ 45,139